Revenue Recognition - Contract with Customer, Contract Asset, Contract Liability, and Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	$ 30,157	$ 30,243
Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	16,722	18,617
Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	10,800	8,989
Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	$ 2,635	$ 2,637